Fair Value (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value [Abstract]
Unpaid principal balance of impairment loan at collateral	$ 3,465	$ 5,909
Additional provision for loan losses	220
Valuation allowance	$ 985	$ 611